Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	0.250%	6/15/23	173,286	169,847
United States Treasury Note/Bond	0.125%	6/30/23	205,464	200,969
United States Treasury Note/Bond	1.375%	6/30/23	190,564	188,926
United States Treasury Note/Bond	2.625%	6/30/23	61,222	61,490
United States Treasury Note/Bond	0.125%	7/15/23	286,760	280,218
United States Treasury Note/Bond	0.125%	7/31/23	192,126	187,533
United States Treasury Note/Bond	1.250%	7/31/23	105,451	104,265
United States Treasury Note/Bond	2.750%	7/31/23	79,536	80,021
United States Treasury Note/Bond	0.125%	8/15/23	294,322	286,964
United States Treasury Note/Bond	2.500%	8/15/23	303,546	304,495
United States Treasury Note/Bond	6.250%	8/15/23	14,887	15,589
United States Treasury Note/Bond	0.125%	8/31/23	101,540	98,875
United States Treasury Note/Bond	1.375%	8/31/23	254,826	252,039
United States Treasury Note/Bond	2.750%	8/31/23	71,061	71,516
United States Treasury Note/Bond	0.125%	9/15/23	306,008	297,688
United States Treasury Note/Bond	0.250%	9/30/23	187,385	182,466
United States Treasury Note/Bond	1.375%	9/30/23	259,299	256,179
United States Treasury Note/Bond	2.875%	9/30/23	116,718	117,630
United States Treasury Note/Bond	0.125%	10/15/23	326,249	316,665
United States Treasury Note/Bond	0.375%	10/31/23	195,878	190,614
United States Treasury Note/Bond	1.625%	10/31/23	202,168	200,209
United States Treasury Note/Bond	2.875%	10/31/23	231,112	232,918
United States Treasury Note/Bond	0.250%	11/15/23	379,202	367,944
United States Treasury Note/Bond	2.750%	11/15/23	296,744	298,506
United States Treasury Note/Bond	0.500%	11/30/23	167,532	162,951
United States Treasury Note/Bond	2.125%	11/30/23	128,072	127,632
United States Treasury Note/Bond	2.875%	11/30/23	82,772	83,419
United States Treasury Note/Bond	0.125%	12/15/23	342,933	331,413
United States Treasury Note/Bond	0.750%	12/31/23	205,490	200,288
United States Treasury Note/Bond	2.250%	12/31/23	49,821	49,712
United States Treasury Note/Bond	2.625%	12/31/23	80,751	81,066
United States Treasury Note/Bond	0.125%	1/15/24	373,731	360,242
United States Treasury Note/Bond	0.875%	1/31/24	228,617	222,830
United States Treasury Note/Bond	2.250%	1/31/24	170,256	169,724
United States Treasury Note/Bond	2.500%	1/31/24	87,827	87,909
United States Treasury Note/Bond	0.125%	2/15/24	421,887	405,803
United States Treasury Note/Bond	2.750%	2/15/24	359,692	361,547
United States Treasury Note/Bond	1.500%	2/29/24	103,123	101,479
United States Treasury Note/Bond	2.125%	2/29/24	77,535	77,087
United States Treasury Note/Bond	2.375%	2/29/24	86,115	86,021
United States Treasury Note/Bond	0.250%	3/15/24	310,327	298,399

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.125%	3/31/24	113,636	112,908
United States Treasury Note/Bond	2.250%	3/31/24	354,896	353,343
United States Treasury Note/Bond	0.375%	4/15/24	301,381	289,655
United States Treasury Note/Bond	2.000%	4/30/24	58,163	57,609
United States Treasury Note/Bond	2.250%	4/30/24	186,314	185,411
United States Treasury Note/Bond	2.500%	4/30/24	310,975	310,878
United States Treasury Note/Bond	0.250%	5/15/24	405,668	388,110
United States Treasury Note/Bond	2.500%	5/15/24	317,878	317,779
United States Treasury Note/Bond	2.000%	5/31/24	179,562	177,682
United States Treasury Note/Bond	2.500%	5/31/24	188,994	188,817
United States Treasury Note/Bond	0.250%	6/15/24	271,427	259,043
United States Treasury Note/Bond	1.750%	6/30/24	167,720	164,968
United States Treasury Note/Bond	2.000%	6/30/24	58,926	58,263
United States Treasury Note/Bond	0.375%	7/15/24	359,557	343,321
United States Treasury Note/Bond	1.750%	7/31/24	113,324	111,376
United States Treasury Note/Bond	2.125%	7/31/24	59,609	59,041
United States Treasury Note/Bond	0.375%	8/15/24	480,954	458,184
United States Treasury Note/Bond	2.375%	8/15/24	229,865	228,716
United States Treasury Note/Bond	1.250%	8/31/24	134,203	130,261
United States Treasury Note/Bond	1.875%	8/31/24	102,779	101,125
United States Treasury Note/Bond	0.375%	9/15/24	387,255	368,013
United States Treasury Note/Bond	1.500%	9/30/24	123,571	120,443
United States Treasury Note/Bond	2.125%	9/30/24	56,652	56,015
United States Treasury Note/Bond	0.625%	10/15/24	354,182	337,856
United States Treasury Note/Bond	1.500%	10/31/24	127,924	124,506
United States Treasury Note/Bond	2.250%	10/31/24	65,791	65,174
United States Treasury Note/Bond	0.750%	11/15/24	550,577	525,629
United States Treasury Note/Bond	2.250%	11/15/24	195,788	193,830
United States Treasury Note/Bond	1.500%	11/30/24	130,491	126,780
United States Treasury Note/Bond	2.125%	11/30/24	89,243	88,044
United States Treasury Note/Bond	1.000%	12/15/24	318,998	305,989
United States Treasury Note/Bond	1.750%	12/31/24	110,389	107,802
United States Treasury Note/Bond	2.250%	12/31/24	80,720	79,850
United States Treasury Note/Bond	1.125%	1/15/25	316,760	304,288
United States Treasury Note/Bond	1.375%	1/31/25	129,083	124,726
United States Treasury Note/Bond	2.500%	1/31/25	25,837	25,700
United States Treasury Note/Bond	1.500%	2/15/25	497,316	481,619
United States Treasury Note/Bond	2.000%	2/15/25	291,156	285,879
United States Treasury Note/Bond	1.125%	2/28/25	168,239	161,247
United States Treasury Note/Bond	2.750%	2/28/25	79,908	79,983
United States Treasury Note/Bond	1.750%	3/15/25	329,714	321,162
United States Treasury Note/Bond	0.500%	3/31/25	161,089	151,373
United States Treasury Note/Bond	2.625%	3/31/25	59,156	59,027
United States Treasury Note/Bond	2.625%	4/15/25	288,180	287,415
United States Treasury Note/Bond	0.375%	4/30/25	224,129	209,350
United States Treasury Note/Bond	2.875%	4/30/25	129,576	130,062
United States Treasury Note/Bond	2.125%	5/15/25	190,000	186,794
United States Treasury Note/Bond	2.750%	5/15/25	314,480	314,775
United States Treasury Note/Bond	0.250%	5/31/25	200,000	185,750
United States Treasury Note/Bond	2.875%	5/31/25	110,160	110,625
United States Treasury Note/Bond	0.250%	6/30/25	20,200	18,713
United States Treasury Note/Bond	2.750%	6/30/25	4,071	4,073
Total U.S. Government and Agency Obligations (Cost $18,702,862)				18,210,070

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund (Cost $36,112)	0.854%	361,169	36,113
Total Investments (99.7%) (Cost $18,738,974)				18,246,183
Other Assets and Liabilities—Net (0.3%)				60,481
Net Assets (100%)				18,306,664
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,210,070	—	18,210,070
Temporary Cash Investments	36,113	—	—	36,113
Total	36,113	18,210,070	—	18,246,183